Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	AMMO, INC.
Entity Central Index Key	0001015383
Document Type	8-K/A
Document Period End Date	Dec. 31, 2020
Amendment Flag	true
Amendment description	On May 6, 2021, Ammo, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) reporting the completion of its acquisition of Gemini Direct Investments, LLC (“Gemini”) and its nine (9) subsidiaries, all of which are related to Gemini’s ownership of the gunbroker.com business. This Amendment No. 1 to the Initial Form 8-K amends and supplements the Initial Form 8-K to include financial statements and pro forma financial information permitted to be filed by amendment no later than 71 calendar days after the date that the Initial Form 8-K was required to be filed with the Securities and Exchange Commission.
Entity Emerging Growth Company	false